Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.87%	4.68%	(23.86%)	(3.32%)	13.31%	18.98%	(17.32%)	41.62%	9.17%	(11.51%)
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.42%	3.87%	(4.15%)	21.69%	2.94%	21.50%	(5.45%)	13.23%	15.26%	(3.14%)
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	21.81%	23.98%	(31.66%)	20.46%	24.65%	28.58%	(8.74%)	19.53%	7.24%	0.34%
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.20%	15.75%	(19.11%)	18.34%	25.06%	29.65%	(6.52%)	15.78%	18.35%	0.41%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.36%	14.28%	(21.97%)	13.61%	13.87%	27.86%	(16.43%)	27.16%	(1.05%)	2.13%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.49%	14.65%	(22.00%)	14.21%	15.41%	26.48%	(14.79%)	27.55%	(1.03%)	0.32%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.61%	13.89%	(20.14%)	26.47%	27.14%	24.89%	(10.27%)	16.72%	12.14%	(1.90%)
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	23.89%	36.19%	(24.25%)	27.81%	34.81%	36.85%	(6.80%)	25.42%	9.47%	(4.60%)
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.11%	(1.61%)	(1.06%)	28.31%	14.67%	24.15%	(0.80%)	13.56%	28.48%	(12.15%)
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	24.53%	18.41%	(28.65%)	12.89%	39.71%	33.80%	(5.78%)	25.47%	5.00%	1.54%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.20%	11.16%	(9.61%)	32.66%	(3.91%)	17.57%	(14.51%)	16.93%	18.41%	(7.84%)
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	20.55%	18.41%	(17.13%)	26.68%	12.66%	28.07%	(4.60%)	24.82%	13.23%	(0.64%)
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	28.37%	26.99%	(18.46%)	23.64%	19.61%	26.09%	(5.63%)	18.76%	10.31%	(0.24%)
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.19%	12.02%	(27.02%)	41.97%	(1.21%)	32.03%	(5.09%)	11.93%	4.26%	3.31%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	26.04%	10.13%	(24.35%)	4.54%	43.20%	34.90%	5.88%	28.48%	6.53%	(5.34%)
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.78%	15.03%	(17.71%)	none	none	none	none	none	none	none
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	12.96%	4.80%	(23.77%)	(3.19%)	13.45%	19.06%	(17.25%)	41.69%	9.32%	(11.49%)
Class R6 Shares (NRGSX) | Neuberger Genesis Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	9.31%	15.89%	(19.05%)	18.46%	25.17%	29.76%	(6.42%)	15.88%	18.44%	0.47%
Class R6 Shares (NRIQX) | Neuberger International Equity Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	5.44%	14.41%	(21.90%)	13.72%	13.99%	27.94%	(16.27%)	27.23%	(0.97%)	2.10%
Class R6 Shares (NRILX) | Neuberger International Select Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	4.59%	14.76%	(21.91%)	14.23%	15.58%	26.60%	(14.70%)	27.60%	(1.49%)	(0.04%)
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.71%	13.98%	(20.02%)	26.60%	27.22%	25.12%	(10.27%)	16.72%	12.14%	(1.90%)
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	23.95%	36.36%	(24.21%)	27.81%	34.85%	36.84%	(6.93%)	25.20%	9.19%	(4.76%)
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	11.21%	(1.51%)	(0.96%)	28.39%	14.78%	24.24%	(0.93%)	13.40%	28.22%	(12.30%)
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	24.67%	18.53%	(28.58%)	13.00%	39.80%	34.02%	(5.72%)	25.58%	5.06%	1.61%
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	9.34%	11.30%	(9.56%)	32.86%	(3.83%)	17.53%	(14.80%)	16.70%	18.06%	(8.04%)
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	28.50%	27.13%	(18.38%)	23.73%	19.75%	26.18%	(5.56%)	18.85%	10.38%	(0.14%)
Class R6 Shares (NRREX) | Neuberger Real Estate Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	5.30%	12.10%	(26.98%)	42.10%	(1.04%)	32.08%	(4.95%)	11.92%	4.35%	3.39%
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	26.17%	10.22%	(24.25%)	4.64%	43.33%	35.05%	5.69%	28.13%	6.15%	(5.61%)
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	12.16%	3.98%	(24.35%)	(4.02%)	12.59%	18.20%	(17.85%)	40.60%	8.50%	(12.06%)
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	12.74%	3.16%	(4.76%)	20.87%	2.27%	20.80%	(6.16%)	12.61%	14.51%	(3.79%)
Class R3 Shares (NBNRX) | Neuberger International Select Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	3.91%	13.96%	(22.45%)	13.45%	14.77%	25.61%	(15.27%)	26.76%	(1.67%)	(0.32%)
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	23.08%	35.29%	(24.71%)	26.93%	33.85%	35.90%	(7.38%)	24.65%	8.74%	(5.23%)
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	10.39%	(2.22%)	(1.67%)	27.46%	13.92%	23.33%	(1.42%)	12.78%	27.64%	(12.72%)
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	23.76%	17.60%	(29.09%)	12.21%	38.68%	33.13%	(6.47%)	24.72%	4.31%	0.96%
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	8.53%	10.53%	(10.17%)	31.86%	(4.51%)	16.84%	(15.03%)	16.17%	17.76%	(8.43%)
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	27.62%	26.20%	(18.97%)	22.86%	18.88%	25.30%	(6.22%)	18.07%	9.62%	(0.86%)
Class R3 Shares (NRERX) | Neuberger Real Estate Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	4.50%	11.33%	(27.47%)	41.10%	(1.76%)	31.13%	(5.62%)	11.19%	3.65%	2.69%
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund Class R3
Prospectus [Line Items]
Annual Return [Percent]	25.27%	9.45%	(24.78%)	3.89%	42.34%	34.06%	5.26%	27.22%	5.86%	(5.89%)
Investor Class Shares (NBSSX) | Neuberger Focus Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	21.64%	23.73%	(31.74%)	20.28%	24.45%	28.37%	(8.88%)	19.34%	7.01%	0.20%
Investor Class Shares (NBGNX) | Neuberger Genesis Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.04%	15.59%	(19.25%)	18.17%	24.84%	29.44%	(6.67%)	15.59%	18.14%	0.26%
Investor Class Shares (NIQVX) | Neuberger International Equity Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.20%	14.04%	(22.17%)	13.38%	13.57%	27.53%	(16.65%)	27.36%	(1.27%)	1.90%
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	23.71%	35.96%	(24.34%)	27.61%	34.58%	36.61%	(6.93%)	25.20%	9.19%	(4.76%)
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.94%	(1.74%)	(1.22%)	28.12%	14.47%	23.94%	(0.93%)	13.40%	28.22%	(12.30%)
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	24.30%	18.22%	(28.73%)	12.70%	39.44%	33.56%	(5.98%)	25.34%	4.71%	1.42%
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.12%	11.06%	(9.73%)	32.67%	(4.29%)	17.21%	(14.80%)	16.70%	18.06%	(8.04%)
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	28.19%	26.76%	(18.61%)	23.43%	19.38%	25.87%	(5.83%)	18.57%	10.10%	(0.41%)
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	25.90%	10.01%	(24.43%)	4.42%	42.81%	34.50%	5.56%	28.13%	6.15%	(5.61%)
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	21.42%	23.50%	(31.90%)	20.04%	24.23%	28.10%	(9.05%)	19.19%	6.80%	none
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	8.92%	15.48%	(19.33%)	18.05%	24.73%	29.33%	(6.74%)	15.50%	18.06%	0.15%
Trust Class Shares (NIQTX) | Neuberger International Equity Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	5.15%	14.01%	(22.26%)	13.28%	13.58%	27.45%	(16.69%)	27.34%	(1.32%)	1.80%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	23.44%	35.70%	(24.50%)	27.37%	34.32%	36.34%	(7.13%)	25.11%	9.06%	(4.99%)
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	10.72%	(1.95%)	(1.39%)	27.82%	14.27%	23.72%	(1.15%)	13.21%	28.09%	(12.51%)
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	24.17%	18.11%	(28.82%)	12.59%	39.30%	33.51%	(6.05%)	25.25%	4.71%	1.30%
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	8.86%	10.81%	(9.97%)	32.25%	(4.31%)	17.06%	(14.84%)	16.44%	17.96%	(8.19%)
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	27.93%	26.54%	(18.74%)	23.18%	19.21%	25.63%	(5.97%)	18.39%	9.88%	(0.56%)
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]
Annual Return [Percent]	25.60%	9.74%	(24.61%)	4.17%	42.64%	34.35%	5.43%	27.91%	6.02%	(5.78%)
Class E Shares (NBHEX) | Neuberger Equity Income Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	14.18%	4.50%	(3.51%)	21.69%	2.94%	21.50%	(5.45%)	13.23%	15.26%	(3.14%)
Class E Shares (NRGEX) | Neuberger Genesis Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	10.10%	16.70%	(18.48%)	18.17%	24.84%	29.44%	(6.67%)	15.59%	18.14%	0.26%
Class E Shares (NIQEX) | Neuberger International Equity Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	6.24%	15.18%	(21.39%)	13.61%	13.87%	27.86%	(16.43%)	27.16%	(1.05%)	2.13%
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	11.74%	(1.04%)	(0.52%)	28.12%	14.47%	23.94%	(0.93%)	13.40%	28.22%	(12.30%)
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	21.39%	19.44%	(16.58%)	26.68%	12.66%	28.07%	(4.60%)	24.82%	13.23%	(0.64%)
Class E Shares (NRAEX) | Neuberger Quality Equity Fund Class E
Prospectus [Line Items]
Annual Return [Percent]	29.21%	26.84%	(18.61%)	23.43%	19.38%	25.87%	(5.83%)	18.57%	10.10%	(0.41%)
Class E Shares (NREEX) | Neuberger Real Estate Fund Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	6.02%	12.79%	(26.47%)	41.68%	(1.36%)	31.69%	(5.14%)	11.57%	4.16%	3.12%